Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net income (loss) before income taxes	$ 26,795	$ 11,142	$ 35,396
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(9,110)	(3,787)	(12,036)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,364	1,319	1,329
Different jurisdictional tax rates for companies abroad	1,361	969	579
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(523)	(502)	(530)
Tax incentives	228	101	303
Effects of the global minimum tax (note 18.1.4)	(220)	(91)
Internal transfer prices adjustments for operations between related parties abroad (2)	(88)	(92)
Tax loss carryforwards (unrecognized tax losses)	(35)	93	23
Enrollment in the tax settlement program (3)		(145)
Post-employment benefits (4)	(400)	(1,280)	(348)
Results of equity-accounted investments	(18)	(233)	(88)
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	101	113	54
Others	(265)	2	(313)
Income taxes	(7,075)	(3,537)	(10,401)
Deferred income taxes	(783)	4,046	(876)
Current income taxes	$ (6,292)	$ (7,583)	$ (9,525)
Effective tax rate of income taxes	26.40%	31.70%	29.40%